  STATEMENT OF ADDITIONAL INFORMATION
   The date of this Statement of Additional Information is September 30, 2002.

         T. ROWE PRICE RETIREMENT FUNDS, INC. ("Retirement Funds")
           T. Rowe Price Retirement 2010 Fund
           T. Rowe Price Retirement 2020 Fund
           T. Rowe Price Retirement 2030 Fund
           T. Rowe Price Retirement 2040 Fund
           T. Rowe Price Retirement Income Fund
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated September 30, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.
                                                                 C16-043 9/30/02

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
Capital Stock                       3       Investment Restrictions         1
                                    5                                       4
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Code of Ethics                      3       Legal Counsel                   3
                                    2                                       7
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Custodian                           3       Management of                   1
                                    2       the                             6
                                            Fund
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Distributor for the Fund            3       Net Asset Value                 3
                                    1       p                               2
                                            er Share
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Dividends and Distributions         3       Pricing of Securities           3
                                    3                                       2
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Federal Registration of Shares      3       Services by Outside Parties     3
                                    7                                       2
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Independent Accountants             3       Special Considerations          1
                                    7                                       3
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Investment Management Services      2       Tax Status                      3
                                    9                                       3
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Investment Objectives and           2       Yield Information               3
Policies                                                                    4
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Investment Performance              3
                                    4
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





 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")


                                   Income Funds

   The Retirement Funds are designed to assist investors with their long-term retirement goals. To accomplish this, each Retirement Fund invests its assets in a selection of other T. Rowe Price mutual funds. A description of the investment objective, strategy, and risks of these underlying T. Rowe Price funds is set forth below.

   High Yield Fund


   What is the fund's objective?

   The fund seeks high current income and, secondarily, capital appreciation.

   What is the fund's principal investment strategy?

   The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

   The fund's weighted average maturity generally is expected to be in the 8- to 12-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB/B) of the high-yield market.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal quality securities.


   What are the main risks of investing in the fund?

   This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

  . Interest rate risk This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities.

  . Credit risk This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

   The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds, since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

  . Liquidity risk This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

  . Other risks The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Income Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of the fund's total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

   All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund's remaining assets can be invested in bonds rated below investment grade by Standard & Poor's, Moody's, or Fitch IBCA, Inc.

   The fund has considerable flexibility in seeking high yield for the fund. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment-grade (junk or high yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Short-Term Bond Fund


   What is the fund's objective?

   The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.


   What is the fund's principal investment strategy?

   The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. The fund will invest at least 80% of its net assets in bonds. The fund's average effective maturity will not exceed three years, and no security's effective maturity will exceed seven years when purchased. (An issue's effective maturity is based on its nearest call date rather than its maturity date.) We will purchase only securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.

   Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund's program) that would provide higher yields and appreciation potential.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

   Unlike money market funds, which are managed to maintain a stable share price, the fund's price can decline. The share price, yield, and overall return will be affected by the following:

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   In addition, derivative securities held by the fund can be unusually volatile, and a small position could cause a significant loss.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Summit Cash Reserves Fund


   What is the fund's objective?

   The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.


   What is the fund's principal investment strategy?

   The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   What are the main risks of investing in the fund?

   Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                                   Equity Funds

   Equity Index 500 Fund


   What is the fund's objective?

   The fund seeks to match the performance of the Standard & Poor's 500 Stock Index/(R)/. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

   The inclusion of a stock in the S&P 500 Index is not an endorsement by Standard & Poor's of the stock as an investment, nor is S&P a sponsor of the fund or in any way affiliated with it. .



   What is the fund's principal investment strategy?

   The fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

   Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

   T. Rowe Price continually compares the composition of the fund to that of the index. If a misweighting develops, the portfolio is rebalanced in an effort to bring it into line with the index. In addition to stocks, the fund may purchase exchange traded funds, stock index futures, or stock options in an effort to minimize any deviations in performance with its index.

   While there is no guarantee, the investment manager expects the correlation between the fund and its index to be at least .95. A correlation of 1.00 means the returns of the fund and the index move in the same direction (but not necessarily by the same amount). A correlation of 0.00 means movements in the fund are unrelated to movements in the index.


   The fund may sell securities to better align its portfolio with the characteristics of its benchmark or satisfy redemption requests. However, the fund is not required to sell specific issues that have been removed from its index.


   What are the main risks of investing in the fund?

   The fund is designed to track broad segments of the U.S. stock markets--whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

   Since the fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

   The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies. It may also pay a modest dividend that can help offset losses in falling markets.

   Tracking error The returns are likely to be slightly below those of the index because the fund has fees and transaction expenses while the index has none. The timing of cash flows and a fund's size can also influence returns. For example, the fund's failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication.

   Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Growth Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, thefund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Mid-Cap Growth Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.


   What is the fund's principal investment strategy?

   We will invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies in the fund's portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

   As "growth" investors, we believe that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In selecting investments, we generally favor companies that:

  . have proven products or services;
  . have a record of above-average earnings growth;
  . have demonstrated potential to sustain earnings growth;
  . operate in industries experiencing increasing demand; or . have stock prices that appear to undervalue their growth prospects.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Small-Cap Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the current Russell 2000 Index or
   (ii) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years. The Russell 2000 Index is a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. When choosing stocks, we generally look for the following characteristics:

  . capable management;
  . attractive business niches;
  . pricing flexibility;
  . sound financial and accounting practices;
  . a demonstrated ability to grow revenues, earnings, and cash flow consistently; and
  . the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock's price to rise.

   We may also select stocks on certain growth or value considerations. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

   Holdings will be widely diversified by industry and company; under most circumstances, the fund will invest less than 1.5% of its total assets in any single company. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000. The fund may, on occasion, purchase companies with a market capitalization above the range.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

   Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Value Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


   What is the fund's principal investment strategy?

   In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.

   Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:

  . low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
  . low stock price relative to a company's underlying asset values;

  . companies which may benefit from restructuring activity; and/or

  . a sound balance sheet and other positive financial characteristics.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                             International Equity Fund

   International Stock Fund

   What is the fund's objective?

   The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


   What is the fund's principal investment strategy?

   The fund expects to invest substantially all of the fund's assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

   T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

   . leading market position;
   . attractive business niche;
   . strong franchise or monopoly;
   . technological leadership or proprietary advantages;
   . seasoned management;
   . earnings growth and cash flow sufficient to support growing dividends; and . healthy balance sheet with relatively low debt.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk The economies and financial markets of certain regions-such as Latin America and Asia-can be interdependent and may all decline at the same time.

  . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.

  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                          Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.



 SPECIAL CONSIDERATIONS
 -------------------------------------------------------------------------------
   Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

   Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

   Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

   Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds' portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds' exposure to the markets; or (3) to adjust the duration of the Price funds' portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund's net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund's currencies or portfolio securities covering call or put options will not exceed 25% of a fund's net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund's total return, and a Price fund's attempt to use such investments for hedging purposes may not be successful.

               FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
                       CALL 1-800-638-5660 (1-410-345-2308).



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                               Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities, except that the fund may enter into futures contracts and options thereon;

   (3) Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

   (4) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

   (5) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (6) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program; or

   (7) Concentration Concentrate in any industry except that the fund will concentrate (invest more than 25% of its total assets) in the mutual fund industry.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (5), under the 1940 Act an open end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.


                                Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (4) Options Invest in options, although the fund reserves the right to do so in the future;

   (5) Futures Purchase futures, although the fund reserves the right to do so in the future;

   (6) Forward Currency Contracts Purchase forward currency contracts, although the fund reserves the right to do so in the future;

   (7) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (8) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (9) Short Sales Effect short sales of securities; or

   (10) Warrants Invest in warrants.

   There is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the
   T. Rowe Price family of funds. Each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds. Each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.

   Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds' investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond and High Yield Funds) will not concentrate more than 25% of its total assets in any one industry. The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets. The High Yield, New Income, and Short-Term Bond Funds have no current intention of concentrating their investments.



 MANAGEMENT OF THE FUND
 -------------------------------------------------------------------------------
   The management of each fund's business and affairs is the responsibility of the Board of Directors for Retirement Funds. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the Commission in connection with T. Rowe Price Spectrum Funds, Inc., which also applies to the Retirement Funds). A majority of Retirement Funds' directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Retirement Funds and T. Rowe Price also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Retirement Funds believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Retirement Funds or the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

   The officers and directors of the Retirement Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each of the inside directors has been an employee of T. Rowe Price for more than five years. The inside directors of the Retirement Funds are not paid a fee for their service as directors.

   Retirement Funds are governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Retirement Funds' officers. The Board also is responsible for performing various duties imposed on them by the Investment Company Act of 1940 and by the laws of Maryland. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management's response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds' operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                              Independent Directors*

  Name, Date of Birth, and     Term of Office(a)
Number of Portfolios in Fund     and Length of           Principal Occupation(s)           Other Directorships of
Complex Overseen by Director      Time Served              During Past 5 Years                Public Companies
-------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett, Ph.D.      2002               President, Coppin State College        Provident Bank of
 3/16/32                                                                                 Maryland
 98 portfolios
-------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering            2002               Director, Chairman of the Board,       The Rouse Company
 1/28/45                                          President, and Chief Executive
 98 portfolios                                    Officer, The Rouse Company, real
                                                  estate developers
-------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.           2002               Principal, EuroCapital Advisors,       None
 1/27/43                                          LLC, an acquisition and
 98 portfolios                                    management advisory firm
-------------------------------------------------------------------------------------------------------------------
 David K. Fagin                2002               Director, Dayton Mining                Dayton Mining
 4/9/38                                           Corporation (6/98 to present),         Corporation, Golden
 98 portfolios                                    Golden Star Resources Ltd., and        Star Resources Ltd.,
                                                  Canyon Resources, Corp. (5/00 to       and Canyon Resources,
                                                  present); Chairman and President,      Corp.
                                                  Nye Corporation
-------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver          2002               President, F. Pierce Linaweaver &      None
 8/22/34                                          Associates, Inc., consulting
 98 portfolios                                    environmental & civil engineers
-------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman             2002               Retail Business Consultant             Ann Taylor Stores
 11/16/41                                                                                Corporation, Ameren
 98 portfolios                                                                           Corp., Finlay
                                                                                         Enterprises, Inc., The
                                                                                         Rouse Company, and
                                                                                         US Airways Group, Inc.
-------------------------------------------------------------------------------------------------------------------
 John G. Schreiber             2002               Owner/President, Centaur Capital       AMLI Residential
 10/21/46                                         Partners, Inc., a real estate          Properties Trust, Host
 98 portfolios                                    investment company; Senior             Marriott Corporation,
                                                  Advisor and Partner, Blackstone        and The Rouse
                                                  Real Estate Advisors, L.P.             Company, real estate
                                                                                         developers
-------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos                 2002               Owner/President, Stonington            None
 8/2/33                                           Capital Corporation, a private
 98 portfolios                                    investment company
-------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes                2002               Founding Partner of Sutter Hill         Teltone Corporation
 6/23/33                                          Ventures, a venture capital limited
 98 portfolios                                    partnership, providing equity
                                                  capital to young high technology
                                                  companies throughout the United
                                                  States
-------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

                                 Inside Directors

 Name, Date of Birth,      Term of Of
    and Number of            fice(a)
  Portfolios in Fund     and Length of     Principal Occupation(s)  Other Directorships
 Complex Overseen by       Time Served       During Past 5 Years    of Public Companies
       Director
------------------------------------------------------------------------------------------



 James S. Riepe        2002          Director and Vice President,           None
 6/25/43                             T. Rowe Price; Vice Chairman of
 98 portfolios                       the Board, Director, and Vice
                                     President, T. Rowe Price Group,
                                     Inc.; Chairman of the Board and
                                     Director, T. Rowe Price Global
                                     Asset Management Limited,
                                     T. Rowe Price Investment Services,
                                     Inc., T. Rowe Price Retirement
                                     Plan Services, Inc., and T. Rowe
                                     Price Services, Inc.; Chairman of
                                     the Board, Director, President, and
                                     Trust Officer, T. Rowe Price Trust
                                     Company; Director, T. Rowe Price
                                     International, Inc., and T. Rowe
                                     Price Global Investment Services

                                     Limited


--------------------------------------------------------------------------------------------


 M. David Testa        2002          Vice Chairman of the Board, Chief    None
 4/22/44                             Investment Officer, Director, and
 98 portfolios                       Vice President, T. Rowe Price
                                     Group, Inc.; Chief Investment
                                     Officer, Director, and Vice
                                     President, T. Rowe Price; Vice
                                     President and Director, T. Rowe
                                     Price Trust Company; Director,
                                     T. Rowe Price Global Asset
                                     Management Limited, T. Rowe
                                     Price Global Investment Services
                                     Limited, and T. Rowe Price

                                     International, Inc.


------------------------------------------------------------------------------------------


 (a) Each director serves until election of a successor.

                                     Officers

Name, Date of Birth, Address, and         Position(s) Held With
Principal Occupations                     Fund
                                          (s)
------------------------------------------------------------------------------


Joseph A. Carrier, 12/30/60                            Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



Patricia B. Lippert, 1/12/53                         Secretary
Assistant Vice President, T. Rowe Price and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



David S. Middleton, 1/18/56                            Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------




                            Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.


Name of Person                                Aggregate Compensation From               Total Compensation From Fund and
--------------------------------------------  Fund                                      Fund Complex Paid to Directors
--------------------------------------------------------------------------------------  ------------------------------
                                              ----------------------------------------------------------------------------
Retirement 2010 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2020 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2030 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2040 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement Income Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------

  * Expenses are estimated for the period August 31, 2002 through May 31, 2003. The T. Rowe Price complex included 97 funds as of December 31, 2001.

                  Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                            Riepe                 Testa
-------------------------------------------------------------------------------
        Aggregate Holdings,
        -------------------
             All Funds                  over $100,000        over $100,000
             ---------
-------------------------------------------------------------------------------
 Balanced Fund                          over $100,000             None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund                      None                  None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund-Advisor              None                  None
 Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio                 None                  None
-------------------------------------------------------------------------------
 California Tax-Free Bond Fund              None                  None
-------------------------------------------------------------------------------
 California Tax-Free Money Fund             None                  None
-------------------------------------------------------------------------------
 Capital Appreciation Fund              over $100,000             None
-------------------------------------------------------------------------------
 Capital Opportunity Fund                   None                  None
-------------------------------------------------------------------------------
 Corporate Income Fund                      None                  None
-------------------------------------------------------------------------------
 Developing Technologies Fund               None                  None
-------------------------------------------------------------------------------
 Diversified Small-Cap Growth Fund          None                  None
-------------------------------------------------------------------------------
 Dividend Growth Fund                       None                  None
-------------------------------------------------------------------------------
 Emerging Europe & Mediterranean            None                  None
 Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund                 None                  None
-------------------------------------------------------------------------------
 Emerging Markets Stock Fund                None              over $100,000
-------------------------------------------------------------------------------
 Equity Income Fund                     over $100,000             None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor Class           None                  None
-------------------------------------------------------------------------------
 Equity Income Portfolio                    None                  None
-------------------------------------------------------------------------------
 Equity Index 500 Fund                      None                  None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio                 None                  None
-------------------------------------------------------------------------------
 European Stock Fund                        None                  None
-------------------------------------------------------------------------------
 Extended Equity Market Index Fund          None                  None
-------------------------------------------------------------------------------
 Financial Services Fund                    None                  None
-------------------------------------------------------------------------------
 Florida Intermediate Tax-Free Fund         None                  None
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund                 None                  None
-------------------------------------------------------------------------------
 Global Stock Fund                          None                  None
-------------------------------------------------------------------------------
 Global Technology Fund                     None                  None
-------------------------------------------------------------------------------
 GNMA Fund                                  None                  None
-------------------------------------------------------------------------------
 Government Reserve Investment Fund         None                  None
-------------------------------------------------------------------------------
 Growth & Income Fund                   over $100,000             None
-------------------------------------------------------------------------------
 Growth Stock Fund                          None                  None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor Class            None                  None
-------------------------------------------------------------------------------
 Health Sciences Fund                       None              over $100,000
-------------------------------------------------------------------------------
 Health Sciences Portfolio                  None                  None
-------------------------------------------------------------------------------
 High Yield Fund                        over $100,000             None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor Class              None                  None
-------------------------------------------------------------------------------
 Institutional Foreign Equity Fund          None                  None
-------------------------------------------------------------------------------
 Institutional Large-Cap Growth             None                  None
 Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap Value Fund         None                  None
-------------------------------------------------------------------------------
 Institutional Mid-Cap Equity               None                  None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap Stock Fund         None                  None
-------------------------------------------------------------------------------
 International Bond Fund                    None                  None
-------------------------------------------------------------------------------
 International Bond Fund-Advisor            None                  None
 Class
-------------------------------------------------------------------------------
 International Discovery Fund            $1-$10,000           over $100,000
-------------------------------------------------------------------------------
 International Equity Index Fund            None                  None
-------------------------------------------------------------------------------
 International Growth & Income Fund         None                  None
-------------------------------------------------------------------------------
 International Stock Fund               over $100,000         over $100,000
-------------------------------------------------------------------------------
 International Stock Fund-Advisor           None                  None
 Class
-------------------------------------------------------------------------------
 International Stock Portfolio              None                  None
-------------------------------------------------------------------------------
 Japan Fund                             over $100,000             None
-------------------------------------------------------------------------------
 Latin America Fund                         None                  None
-------------------------------------------------------------------------------
 Limited-Term Bond Portfolio                None                  None
-------------------------------------------------------------------------------
 Maryland Short-Term Tax-Free Bond          None                  None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------
 Maryland Tax-Free Money Fund               None                  None
-------------------------------------------------------------------------------
 Media & Telecommunications Fund            None                  None
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund                        None              over $100,000
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor Class          None                  None
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio                   None                  None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund                         None                  None
-------------------------------------------------------------------------------
 New America Growth Fund                    None                  None
-------------------------------------------------------------------------------
 New America Growth Portfolio               None                  None
-------------------------------------------------------------------------------
 New Asia Fund                           $1-$10,000               None
-------------------------------------------------------------------------------
 New Era Fund                               None                  None
-------------------------------------------------------------------------------
 New Horizons Fund                          None              over $100,000
-------------------------------------------------------------------------------
 New Income Fund                            None                  None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond Fund              None                  None
-------------------------------------------------------------------------------
 New York Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------
 New York Tax-Free Money Fund               None                  None
-------------------------------------------------------------------------------
 Personal Strategy Balanced Fund            None                  None
-------------------------------------------------------------------------------
 Personal Strategy Balanced                 None                  None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth Fund              None                  None
-------------------------------------------------------------------------------
 Personal Strategy Income Fund              None                  None
-------------------------------------------------------------------------------
 Prime Reserve Fund                     over $100,000        $10,001-$50,000
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS Class              None                  None
-------------------------------------------------------------------------------
 Prime Reserve Portfolio                    None                  None
-------------------------------------------------------------------------------
 Real Estate Fund                           None                  None
-------------------------------------------------------------------------------
 Reserve Investment Fund                    None                  None
-------------------------------------------------------------------------------
 Science & Technology Fund              over $100,000             None
-------------------------------------------------------------------------------
 Science & Technology Fund-Advisor          None                  None
 Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund                   over $100,000             None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund                       None                  None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund-Advisor Class         None                  None
-------------------------------------------------------------------------------
 Small-Cap Value Fund                   over $100,000         over $100,000
-------------------------------------------------------------------------------
 Small-Cap Value Fund-Advisor Class         None                  None
-------------------------------------------------------------------------------
 Spectrum Growth Fund                       None                  None
-------------------------------------------------------------------------------
 Spectrum Income Fund                       None                  None
-------------------------------------------------------------------------------
 Spectrum International Fund                None                  None
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund              over $100,000         over $100,000
-------------------------------------------------------------------------------
 Summit GNMA Fund                           None                  None
-------------------------------------------------------------------------------
 Summit Municipal Income Fund               None                  None
-------------------------------------------------------------------------------
 Summit Municipal Intermediate Fund         None              over $100,000
-------------------------------------------------------------------------------
 Summit Municipal Money Market Fund     over $100,000             None
-------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund                None                  None
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund                  None                  None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap Growth             None                  None
 Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund                      None                  None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS Class           None                  None
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund                   None                  None
-------------------------------------------------------------------------------
 Tax-Free Income Fund                       None             $10,001-$50,000
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund            None                  None
-------------------------------------------------------------------------------
 Tax-Free Short-Intermediate Fund       over $100,000             None
-------------------------------------------------------------------------------
 Total Equity Market Index Fund         over $100,000             None
-------------------------------------------------------------------------------
 U.S. Bond Index Fund                       None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate Fund            None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term Fund               None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund                   None                  None
-------------------------------------------------------------------------------
 Value Fund                             over $100,000         over $100,000
-------------------------------------------------------------------------------
 Value Fund-Advisor Class                   None                  None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------

 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   The business of Retirement Funds will be conducted by its officers, directors, and investment manager.

   Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund's operational expenses is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.

   Special Servicing Agreements The Special Servicing Agreement ("Agreement") is between and among the Retirement Fund on behalf of Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds, the underlying funds, T. Rowe Price, and T. Rowe Price Services, Inc.

   The Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of each fund is less than the estimated savings to the underlying Price fund from the operation of each fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the funds, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by Retirement Funds.

   The Special Servicing Agreement also gives authority to Retirement Funds to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund's objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund's shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

   Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of the funds will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the funds invest because the funds, as shareholders of the underlying Price funds, will bear their proportionate share of any fees and expenses paid by the underlying Price funds. The funds, as shareholders of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to their interest in such underlying Price funds.

   Services
   Under each Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges.
   . In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agent's activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   T. Rowe Price has agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which the funds invest.

   Each fund's Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Management Fee
   The underlying Price funds pay T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee") (other than the Equity Index 500 Fund). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Funds' net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, Retirement Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees  and total management fees of the underlying Price funds  are listed in the following table:

         Fund           Individual Fee as a Percentage   Total Management Fee Paid
         ----           ------------------------------   -------------------------
------------------------      of Fund Net Assets
                              ------------------
                        -----------------------------------------------------------
Equity Index 500                    --                             0.35%
Growth Stock                        0.25%                          0.32
High Yield                          0.30                           0.62
International Stock                 0.35                           0.67
Mid-Cap Growth                      0.35                           0.67
New Income                          0.15                           0.47
Short-Term Bond                     0.10                           0.42
Small-Cap Stock                     0.45                           0.77
Summit Cash Reserves                --                             0.45
Value                               0.35                           0.67
-----------------------------------------------------------------------------------



   Based on combined Price Funds' assets of over $94 billion at December 31, 2001, the Group Fee was 0.32%. The total combined management fee for each of the underlying Price funds would have been an annual rate as shown above.

   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price

   Associates, Inc. . Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies. None of the independent directors of the funds owned any stock of Group as of December 31, 2002.



 DISTRIBUTOR FOR THE FUND
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company, under an agreement with Retirement Funds, on behalf of the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds, is the custodian for the funds' U.S. securities and cash, but it does not participate in the funds' investment decisions. The Bank maintains shares of the Retirement Funds in the book entry system of the funds' transfer agent, T. Rowe Price Services. The domestic underlying funds' portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.



 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   A portion of the dividends paid by each of the Retirement Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. . Long-term capital gain distributions paid from the fund are never eligible for the dividend-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end), to avoid a federal income tax.

   Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable ordinary income or capital gains. In addition, the Retirement Funds will generally not be able to currently offset gains realized by one underlying fund in which the Retirement Fund invests against losses realized by another underlying fund. These factors could affect the amount, timing, and character of distributions to shareholders. Under current law, it is anticipated that the automatic conversion of a portfolio into Retirement Income will not be a taxable event.

   At the time of your purchase, the fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions, to the extent made out of the fund's current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the 70% deduction for dividends received by corporations.

                         Taxation of Foreign Shareholders

   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.



 YIELD INFORMATION
 -------------------------------------------------------------------------------

                                  Retirement Fund

   An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                             Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.


                          Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.

                                Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                            Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                                Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                      Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The Articles of Incorporation of Retirement Funds currently establish five series (i.e., the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds), each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Board of Directors may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the Directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.

   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

   Subject to compliance with the requirements of the Investment Company Act and without any vote or other action by the shareholders, (A) the shares of Common Stock classified as the "T. Rowe Price Retirement 2010 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2015, (B) the shares of Common Stock classified as the "T. Rowe Price Retirement 2020 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2025, (C) the shares of Common Stock classified as the "T. Rowe Price Retirement 2030 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2035, (D) the shares of Common Stock classified as the "T. Rowe Price Retirement 2040 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2045, and (E) any additional series of Common Stock of the Corporation (unless provided otherwise by the Board of Directors with respect to any such additional series at the time it is established and designated) shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on such date as may be designated by the Board of Directors at the time such series is established and designated. Upon any such conversion, (i) the assets belonging to the converted series and the liabilities of the converted series shall automatically be exchanged for shares of Common Stock of the "T. Rowe Price Retirement Income Fund" series having an aggregate net asset value equal to the aggregate net asset value of the converted series and (ii) the shares of the "T. Rowe Price Retirement Income Fund" series shall be distributed to holders of the converted series in liquidation of such converted series; provided that, in each case, such conversion shall be
                     --------
   conducted (A) in compliance with the requirements of the Investment Company Act, (B) in accordance with the policies and procedures established by the Board of Directors from time to time, (C) if in best interests of shareholders of the series, in a manner that will not result in taxation to the shareholders of such series or the series itself under the Internal Revenue Code of 1986, as amended and (D) as the Board of Directors, in its sole discretion, deems fair and equitable. The Board of Directors, upon at least 30 days' prior written notice to the shareholders, may change the date of automatic conversion or cancel the automatic conversion of all or any series of Common Stock, unless provided otherwise by the Board of Directors with respect to any such series at the time it is established and designated.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   T. ROWE PRICE RETIREMENT 2010 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2010 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2010 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2010 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2010 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2010 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2010 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

                         REPORT OF INDEPENDENT ACCOUNTANTS


   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2010 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2010 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

   T. ROWE PRICE RETIREMENT 2020 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2020 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2020 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2020 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2020 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2020 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2020 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

                         REPORT OF INDEPENDENT ACCOUNTANTS


   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2020 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2020 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

   T. ROWE PRICE RETIREMENT 2030 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2030 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2030 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2030 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2030 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2030 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2030 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

                         REPORT OF INDEPENDENT ACCOUNTANTS


   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2030 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2030 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

   T. ROWE PRICE RETIREMENT 2040 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2040 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2040 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2040 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2040 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2040 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2040 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

                         REPORT OF INDEPENDENT ACCOUNTANTS



   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2040 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2040 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002